STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions

The following table provides the weighted average assumptions used in determining the fair value of the stock option awards granted during the nine-month periods ended September 30, 2021 and 2020.

	September 30, 2021	September 30, 2020
	(unaudited)
Risk-free interest rate	0.78%	0.79%
Expected life	6.0 years	6.6 years
Expected volatility	134.79%	122.24%
Dividend yield	-	-

The following table provides the weighted average assumptions used in determining the fair value of the stock options granted during the years ended December 31, 2020 and December 31, 2019.

	December 31, 2020	December 31, 2019
Risk-free interest rate	0.75%	2.34%
Expected life	6.5 years	5.9 years
Expected volatility	123.71%	128.58%
Dividend yield	-	-

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	(unaudited)		(unaudited)
Cost of revenue	$52	$60	$154	$187
Sales and marketing	76	39	201	136
Research and development	24	30	83	99
General and administrative*	325	434	876	959
Total stock compensation expense	$477	$563	$1,314	$1,381

*	Includes ESPP expense

Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award

Stock-based compensation for the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
RSUs and restricted stock	$176	$243
Performance-based awards	265	-
Common stock awards	116	-
Options	1,630	722
Total stock-based compensation expense	$2,187	$965

Schedule of Stock Option Activity

A summary of stock option and SARs activity for the year ended December 31, 2020, and changes during such year, is presented below:

		Weighted-	Weighted-Average
		Average	Remaining	Aggregate
		Grant	Contractual	Intrinsic
	Shares	Price	Period (in years)	Value
Outstanding at January 1, 2020	415,678	$12.50	8.45	$-
Granted	525,550	6.24	9.39	-
Exercised	-
Forfeited or expired	(92,409)	11.18		-
Outstanding at December 31, 2020	848,819	8.76	8.59	-

Exercisable at December 31, 2020	361,501	11.81	7.77	-

Vested and expected to vest	659,465	9.48	8.39	-

Schedule of Non Vested Option Activity

A summary of the status of the Company’s non-vested options for the year ended December 31, 2020, and changes during such year, is presented below:

	Shares	Weighted- Average Grant Date Fair Value

Nonvested at January 1, 2020	213,472	$8.80
Granted	525,550	5.36
Vested	(197,998)	7.34
Forfeited	(53,706)	7.86
Nonvested at December 31, 2020	487,318	$5.81

Schedule of Share-Based Compensation, Restricted Stock and Restricted Stock Units Activity

A summary of the Company’s non-vested shares of restricted stock and restricted stock units for the year ended December 31, 2020, and changes during such year, is presented below:

		Weighted-	Average
		Average	Remaining	Aggregate
		Grant Date	Vesting	Intrinsic
	Shares	Fair Value	Period (in years)	Value
Nonvested at January 1, 2020	49,366	$10.04	1.11	$246,830
Granted	236,321	3.43	-	-
Vested	(43,976)	9.52	-	-
Forfeited	(2,254)	10.10	-	-
Nonvested at December 31, 2020	239,457	$3.61	1.75	$751,895